Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2023-10-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

In October 2023, the Board adopted a “clawback” policy. This policy was adopted to comply with Section 10D of the Exchange Act and the Nasdaq listing standards adopted in 2023 as mandated by the Dodd-Frank Act. Under the policy, which applies to the Company’s current and former Section 16 officers, the Company must promptly recover erroneously awarded incentive-based compensation, subject to limited exceptions. Recovery is triggered by accounting restatements that correct errors that are material to previously issued financial statements (“Big R” restatements), as well as restatements that correct errors that are not material to previously issued financial statements but would result in a material misstatement if (1) the errors were left uncorrected in the current report or (2) the error correction was recognized in the current period (“little r” restatements). The policy does not provide for enforcement discretion by the Compensation Committee or the Board and requires recovery regardless of whether a covered person engaged in any misconduct or is at fault.